08.31 Fidelity Export and Multinational Fund K PRO-04 | Fidelity® Export and Multinational Fund
Fund Summary Fund/Class: Fidelity® Export and Multinational Fund/K
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Export and Multinational Fund}	08.31 Fidelity Export and Multinational Fund K PRO-04 Fidelity® Export and Multinational Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Export and Multinational Fund}	08.31 Fidelity Export and Multinational Fund K PRO-04 Fidelity® Export and Multinational Fund Fidelity Export and Multinational Fund-Class K
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.64%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Export and Multinational Fund}	08.31 Fidelity Export and Multinational Fund K PRO-04 Fidelity® Export and Multinational Fund Fidelity Export and Multinational Fund-Class K USD ($)
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing primarily in securities of U.S. companies that are expected to benefit from exporting or selling their goods or services outside the United States (export and multinational companies).
  Potentially investing in securities of foreign issuers and in securities of U.S. companies that are not export or multinational companies.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Export and Multinational Company Exposure. Export and multinational companies can be significantly affected by political, economic, and regulatory developments in foreign markets.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.11%	September 30, 2009
Lowest Quarter Return	-14.87%	September 30, 2011
Year-to-Date Return	12.40%	September 30, 2017

Average Annual Returns
For the periods ended December 31, 2016
Average Annual Total Returns{- Fidelity® Export and Multinational Fund} - 08.31 Fidelity Export and Multinational Fund K PRO-04 - Fidelity® Export and Multinational Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Export and Multinational Fund-Class K				May 09, 2008
Fidelity Export and Multinational Fund-Class K | Return Before Taxes	10.12%	12.34%	5.64%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	8.01%
[1]	From May 9, 2008